Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	$ 10
Lease, Cost [Abstract]
Amortization	17
Interest	48
Variable lease cost	39
Total lease cost	$ 114
Operating lease cost		$ 10